Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2021
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(11,869)	$4,421
Tradenames	950	(902)	48
Total	$17,240	$(12,771)	$4,469

	December 31, 2020
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967
The weighted average amortization period remaining as of December 31, 2021 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.3
Tradenames	0.3

Schedule of Intangible Assets, Future Amortization Expense
Based on amounts recorded at December 31, 2021 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2022	$1,347
2023	815
2024	814
2025	814
2026	679
Thereafter	—
Total	$4,469